--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           [LOGO OF EXCELSIOR FUNDS]



                                   Tax-Exempt
                                  Fixed Income
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES.......................................   1
STATEMENTS OF OPERATIONS...................................................   2
STATEMENTS OF CHANGES IN NET ASSETS........................................   3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   4
PORTFOLIOS OF INVESTMENTS
  Short-Term Tax-Exempt Securities Fund....................................   6
  Intermediate-Term Tax-Exempt Fund........................................   8
  New York Intermediate-Term Tax-Exempt Fund...............................  10
  Long-Term Tax-Exempt Fund................................................  11
  California Tax-Exempt Income Fund........................................  13
NOTES TO FINANCIAL STATEMENTS..............................................  20

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-557-8280)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.
Statements of Assets and Liabilities
September 30, 1999 (Unaudited)


                                                          New York
                            Short-Term   Intermediate-  Intermediate-                California
                            Tax-Exempt       Term           Term        Long-Term    Tax-Exempt
                            Securities    Tax-Exempt     Tax-Exempt     Tax-Exempt     Income
                               Fund          Fund           Fund           Fund         Fund
                            -----------  -------------  -------------  ------------  -----------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $39,081,691  $312,787,562   $147,059,556   $166,222,998  $62,931,856
                            ===========  ============   ============   ============  ===========
   Investments, at value
    (Note 1)..............  $38,953,071  $308,464,140   $143,269,379   $157,336,618  $62,646,657
   Cash...................       10,259        95,584         70,326         69,606        3,689
   Interest receivable....      471,049     5,399,594      2,100,230      2,363,103      877,895
   Receivable for fund
    shares sold...........          --            --             --           1,593          --
   Receivable due from
    investment adviser....          --            --             --             --        37,280
   Prepaid expenses.......          384         4,209          1,111          3,505          369
   Unamortized
    organization costs
    (Note 5)..............          --            --             --             --        12,594
                            -----------  ------------   ------------   ------------  -----------
   Total Assets...........   39,434,763   313,963,527    145,441,046    159,774,425   63,578,484

  LIABILITIES:
   Payable for dividends
    declared..............      110,426     1,026,130        451,307        593,894      186,788
   Investment advisory
    fees payable (Note
    2)....................       17,076       138,539        116,717        114,955          --
   Administration fees
    payable (Note 2)......        5,756        56,540         26,080         24,837       10,367
   Administrative
    servicing fees payable
    (Note 2)..............        4,352        39,127          4,904         24,968       20,282
   Directors' fees payable
    (Note 2)..............          607         4,921          2,461          2,928          815
   Accrued expenses and
    other payables........       16,816        50,575         36,737         40,095        9,413
                            -----------  ------------   ------------   ------------  -----------
   Total Liabilities......      155,033     1,315,832        638,206        801,677      227,665
                            -----------  ------------   ------------   ------------  -----------

  NET ASSETS..............  $39,279,730  $312,647,695   $144,802,840   $158,972,748  $63,350,819
                            ===========  ============   ============   ============  ===========
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $      (121) $       (509)  $        (31)  $     28,847  $    13,538
   Accumulated net
    realized gain (loss)
    on investments........     (384,533)    2,728,270      1,633,543       (259,660)     (19,394)
   Unrealized depreciation
    of investments........     (128,620)   (4,323,422)    (3,790,177)    (8,886,380)    (285,199)
   Par value (Note 4).....        5,564        34,258         17,102         17,498        8,934
   Paid in capital in
    excess of par value...   39,787,440   314,209,098    146,942,403    168,072,443   63,632,940
                            -----------  ------------   ------------   ------------  -----------
  Total Net Assets........  $39,279,730  $312,647,695   $144,802,840   $158,972,748  $63,350,819
                            ===========  ============   ============   ============  ===========
  Shares of Common Stock
  Outstanding.............    5,564,063    34,257,904     17,102,194     17,498,361    8,933,613

  NET ASSET VALUE PER
   SHARE..................        $7.06         $9.13          $8.47          $9.09        $7.09
                                  =====         =====          =====          =====        =====

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Statements of Operations
Six Months Ended September 30, 1999 (Unaudited)

                                                            New York
                               Short-Term  Intermediate-  Intermediate-               California
                               Tax-Exempt      Term           Term       Long-Term    Tax-Exempt
                               Securities   Tax-Exempt     Tax-Exempt    Tax-Exempt     Income
                                  Fund         Fund           Fund          Fund         Fund
                               ----------  -------------  ------------- ------------  -----------
  INVESTMENT INCOME:
   Interest income...........  $ 825,885   $  7,207,188    $ 3,536,234  $  4,357,267  $ 1,312,382
                               ---------   ------------    -----------  ------------  -----------
  EXPENSES:
   Investment advisory fees
    (Note 2).................     62,178        557,977        402,527       433,512      159,320
   Administration fees (Note
    2).......................     31,616        243,241        122,819       132,131       48,571
   Administrative servicing
    fees (Note 2)............     13,041        117,038         15,356        77,381       63,131
   Registration and filing
    fees.....................      6,674          7,807          1,506         9,951        1,495
   Custodian fees............      5,701         40,636         20,932        23,093        8,574
   Shareholder servicing
    agent fees...............      5,412          9,604          5,614        23,857       12,347
   Legal and audit fees......      2,267         17,385         12,683         9,882        4,615
   Directors' fees and
    expenses (Note 2)........      1,094          8,417          4,169         4,805        1,690
   Shareholder reports.......      1,612         11,707          6,014         6,090        2,439
   Amortization of
    organization costs (Note
    5).......................        --             --             --            --         3,153
   Miscellaneous expenses....      2,783         12,241          5,338         9,369        3,091
                               ---------   ------------    -----------  ------------  -----------
   Total Expenses............    132,378      1,026,053        596,958       730,071      308,426
   Fees waived and reimbursed
    by investment adviser and
    administrators (Note 2)..    (13,041)      (117,038)       (15,356)      (77,381)    (149,112)
                               ---------   ------------    -----------  ------------  -----------
   Net Expenses..............    119,337        909,015        581,602       652,690      159,314
                               ---------   ------------    -----------  ------------  -----------
  NET INVESTMENT INCOME......    706,548      6,298,173      2,954,632     3,704,577    1,153,068
                               ---------   ------------    -----------  ------------  -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss)
    on security
    transactions.............    (65,713)     2,542,214         55,686    (1,303,963)      (8,730)
   Change in unrealized
    appreciation/depreciation
    of investments during the
    period...................   (594,598)   (15,183,051)    (6,435,954)  (12,852,518)  (1,453,614)
                               ---------   ------------    -----------  ------------  -----------
  Net realized and unrealized
   loss on investments.......   (660,311)   (12,640,837)    (6,380,268)  (14,156,481)  (1,462,344)
                               ---------   ------------    -----------  ------------  -----------
  Net increase (decrease) in
   net assets resulting from
   operations................  $  46,237   $ (6,342,664)   $(3,425,636) $(10,451,904) $  (309,276)
                               =========   ============    ===========  ============  ===========

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Statements of Changes in Net Assets

                                                            New York
                              Short-Term   Intermediate-  Intermediate-                California
                              Tax-Exempt       Term           Term        Long-Term    Tax-Exempt
                              Securities    Tax-Exempt     Tax-Exempt     Tax-Exempt     Income
                                 Fund          Fund           Fund           Fund         Fund
                              -----------  -------------  -------------  ------------  -----------
  Six Months Ended September
   30, 1999 (Unaudited)
  Net investment income.....  $   706,548  $  6,298,173   $  2,954,632   $  3,704,577  $ 1,153,068
  Net realized gain (loss)
   on investments...........      (65,713)    2,542,214         55,686     (1,303,963)      (8,730)
  Change in unrealized
   appreciation/depreciation
   of investments during the
   period...................     (594,598)  (15,183,051)    (6,435,954)   (12,852,518)  (1,453,614)
                              -----------  ------------   ------------   ------------  -----------
  Net increase (decrease) in
   net assets resulting from
   operations...............       46,237    (6,342,664)    (3,425,636)   (10,451,904)    (309,276)
  Distributions to
   shareholders from net
   investment income........     (706,548)   (6,298,681)    (2,954,632)    (3,704,577)  (1,153,068)
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....   (5,221,239)    1,301,225     (3,643,977)    (9,318,237)     (97,886)
                              -----------  ------------   ------------   ------------  -----------
  Net decrease in net
   assets...................   (5,881,550)  (11,340,120)   (10,024,245)   (23,474,718)  (1,560,230)
  NET ASSETS:
   Beginning of period......   45,161,280   323,987,815    154,827,085    182,447,466   64,911,049
                              -----------  ------------   ------------   ------------  -----------
   End of period (1)........  $39,279,730  $312,647,695   $144,802,840   $158,972,748  $63,350,819
                              ===========  ============   ============   ============  ===========
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $      (121) $       (509)  $        (31)  $     28,847  $    13,538
                              ===========  ============   ============   ============  ===========
  Year Ended March 31, 1999
  Net investment income.....  $ 1,443,023  $ 11,636,643   $  5,478,062   $  7,015,150  $ 1,759,119
  Net realized gain (loss)
   on investments...........      244,067     6,083,660      3,648,244      5,951,423      (10,664)
  Change in unrealized
   appreciation/depreciation
   of investments during the
   year.....................      100,182    (2,332,942)    (1,805,087)    (4,375,908)     487,683
                              -----------  ------------   ------------   ------------  -----------
  Net increase in net assets
   resulting from
   operations...............    1,787,272    15,387,361      7,321,219      8,590,665    2,236,138
  Distributions to
   shareholders:
   From net investment
    income..................   (1,442,902)  (10,672,361)    (5,408,610)    (7,009,654)  (1,759,122)
   In excess of net
    investment income.......         (121)     (964,283)           (31)           --           --
   From net realized gain on
    investments.............          --     (4,188,867)    (1,856,161)    (4,889,887)         --
  Increase in net assets
   from fund share
   transactions (Note 4)....    2,471,554    53,410,128     23,476,913     36,221,177   31,868,218
                              -----------  ------------   ------------   ------------  -----------
  Net increase in net
   assets...................    2,815,803    52,971,978     23,533,330     32,912,301   32,345,234
  NET ASSETS:
   Beginning of year........   42,345,477   271,015,837    131,293,755    149,535,165   32,565,815
                              -----------  ------------   ------------   ------------  -----------
   End of year (2)..........  $45,161,280  $323,987,815   $154,827,085   $182,447,466  $64,911,049
                              ===========  ============   ============   ============  ===========
 --------
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $      (121) $         (1)  $        (31)  $     28,847  $    13,538
                              ===========  ============   ============   ============  ===========

 --------
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

 For a Fund share outstanding throughout each period.

                                                                                      Dividends   Distributions
                           Net Asset             Net Realized    Total    Dividends  in Excess of   From Net
                            Value,      Net     and Unrealized    From     From Net      Net        Realized
                           Beginning Investment  Gain (Loss)   Investment Investment  Investment     Gain on
                           of Period   Income   on Investments Operations   Income      Income     Investments
                           --------- ---------- -------------- ---------- ---------- ------------ -------------
  SHORT-TERM TAX-EXEMPT SECURITIES FUND--(12/31/92*)
   Year Ended March 31,
   1995...................  $ 6.99     $0.25        $(0.02)      $ 0.23     $(0.25)        --        $(0.01)
   1996...................    6.96      0.28          0.09         0.37      (0.28)        --           --
   1997...................    7.05      0.26         (0.01)        0.25      (0.27)        --           --
   1998...................    7.03      0.27          0.08         0.35      (0.27)        --           --
   1999...................    7.11      0.26          0.06         0.32      (0.26)        --           --
   Six Months Ended September 30,
    1999
    (Unaudited)...........    7.17      0.12         (0.11)        0.01      (0.12)        --           --
  INTERMEDIATE-TERM TAX-EXEMPT FUND--(12/3/85*)
   Year Ended March 31,
   1995...................  $ 8.64     $0.37        $ 0.16       $ 0.53     $(0.37)        --           --
   1996...................    8.80      0.40          0.32         0.72      (0.40)        --           --
   1997...................    9.12      0.40           --          0.40      (0.41)        --           --
   1998...................    9.11      0.42          0.37         0.79      (0.41)        --        $(0.01)
   1999...................    9.48      0.38          0.14         0.52      (0.35)     $(0.03)       (0.13)
   Six Months Ended September 30,
    1999
    (Unaudited)...........    9.49      0.18         (0.36)       (0.18)     (0.18)        --           --
  NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND--(5/31/90*)
   Year Ended March 31,
   1995...................  $ 8.18     $0.33        $ 0.15       $ 0.48     $(0.33)        --        $(0.09)
   1996...................    8.24      0.35          0.20         0.55      (0.35)        --           --
   1997...................    8.44      0.36          0.01         0.37      (0.36)        --           --
   1998...................    8.45      0.35          0.34         0.69      (0.35)        --           --
   1999...................    8.79      0.33          0.12         0.45      (0.33)        --         (0.11)
   Six Months Ended Septem-
    ber 30, 1999
    (Unaudited)...........    8.80      0.16         (0.33)       (0.17)     (0.16)        --           --
  LONG-TERM TAX-EXEMPT FUND--(2/5/86*)
   Year Ended March 31,
   1995...................  $ 8.87     $0.43        $ 0.50       $ 0.93     $(0.43)        --        $(0.10)
   1996...................    9.27      0.47          0.39         0.86      (0.46)        --         (0.14)
   1997...................    9.53      0.46          0.03         0.49      (0.46)        --         (0.13)
   1998...................    9.43      0.44          0.71         1.15      (0.43)        --         (0.12)
   1999...................   10.03      0.42          0.12         0.54      (0.42)        --         (0.28)
   Six Months Ended September 30,
    1999
    (Unaudited)...........    9.87      0.20         (0.78)       (0.58)     (0.20)        --           --
  CALIFORNIA TAX-EXEMPT INCOME FUND--(10/1/96*)
   Period ended March 31,
    1997..................  $ 7.00     $0.12        $(0.05)      $ 0.07     $(0.12)        --           --
   Year Ended March 31,
   1998...................    6.95      0.28          0.23         0.51      (0.28)        --           --
   1999...................    7.18      0.27          0.07         0.34      (0.27)        --           --
   Six Months Ended September 30,
    1999
    (Unaudited)...........    7.25      0.13         (0.16)       (0.03)     (0.13)        --           --

 * Commencement of operations
 **  Annualized
 + Expense ratios before waiver of fees and reimbursement of expenses (if any)
   by adviser and administrators.
 # Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                                    Ratio of   Ratio of    Ratio of
                                                      Net        Gross       Net
                  Net Asset            Net Assets, Operating   Operating  Investment
                   Value,                  End      Expenses   Expenses     Income   Portfolio   Fee
      Total          End     Total      of Period  to Average to Average  to Average Turnover  Waivers
  Distributions   of Period  Return      (000's)   Net Assets Net Assets+ Net Assets   Rate    (Note 2)
  -------------   --------- --------   ----------- ---------- ----------- ---------- --------- --------
     $(0.26)        $6.96     3.45%     $ 48,188     0.59%       0.61%      3.60%      565%       --
      (0.28)         7.05     5.42%       42,970     0.58%       0.64%      4.05%      124%       --
      (0.27)         7.03     3.55%       41,078     0.58%       0.65%      3.73%       87%       --
      (0.27)         7.11     5.01%       42,345     0.59%       0.65%      3.76%       58%       --
      (0.26)         7.17     4.51%       45,161     0.58%       0.65%      3.58%       47%       -- #


      (0.12)         7.06     0.30%**     39,280     0.58%**     0.64%**    3.41%**     68%**     -- #


     $(0.37)        $8.80     6.34%     $234,990     0.61%       0.64%      4.28%      362%       --
      (0.40)         9.12     8.30%      255,178     0.60%       0.65%      4.44%       50%       --
      (0.41)         9.11     4.58%      244,050     0.58%       0.64%      4.56%       28%       --
      (0.42)         9.48     8.81%      271,016     0.58%       0.64%      4.47%       30%       --
      (0.51)         9.49     5.53%      323,988     0.58%       0.64%      3.95%       48%       -- #


      (0.18)         9.13    (3.69)%**   312,648     0.57%**     0.64%**    3.95%**     75%**     -- #


     $(0.42)        $8.24     6.05%     $ 87,164     0.78%       0.80%      4.06%      563%       --
      (0.35)         8.44     6.77%       96,407     0.75%       0.77%      4.15%      154%       --
      (0.36)         8.45     4.46%      102,252     0.72%       0.75%      4.25%       89%       --
      (0.35)         8.79     8.35%      131,294     0.71%       0.74%      4.08%       47%       --
      (0.44)         8.80     5.16%      154,827     0.73%       0.75%      3.75%       65%       -- #


      (0.16)         8.47    (3.87)%**   144,803     0.72%**     0.74%**    3.67%**     39%**     -- #


     $(0.53)        $9.27    11.01%     $ 78,880     0.80%       0.83%      4.86%      214%       --
      (0.60)         9.53     9.35%       91,058     0.77%       0.82%      4.85%      185%     $0.01
      (0.59)         9.43     5.47%      107,926     0.74%       0.81%      4.80%      125%      0.01
      (0.55)        10.03    12.18%      149,535     0.74%       0.81%      4.40%       83%      0.01
      (0.70)         9.87     5.42%      182,447     0.76%       0.86%      4.17%       88%      0.01


      (0.20)         9.09   (11.38)%**   158,973     0.75%**     0.84%**    4.27%**     66%**     -- #


     $(0.12)        $6.95     2.12%**   $ 13,232     0.66%**     1.53%**    3.69%**      7%**   $0.03

      (0.28)         7.18     7.42%       32,566     0.50%       1.24%      3.90%       14%      0.05
      (0.27)         7.25     4.74%       64,911     0.50%       1.08%      3.65%        5%      0.04


      (0.13)         7.09    (0.85)%**    63,351     0.50%**     0.97%**    3.62%**     21%**    0.02

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Short-Term Tax-Exempt Securities Fund




 Principal                                                              Value
   Amount                                                             (Note 1)
 ----------                                                          -----------

 TAX-EXEMPT SECURITIES -- 90.92%

 $1,500,000 Alabama State General Obligation Bonds, Series A,
            5.500%, 10/01/2003....................................   $ 1,557,723
  1,700,000 Burlington County, New Jersey, General Obligation
            Bonds,
            5.200%, 10/01/2000....................................     1,727,897
  1,275,000 Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC),
            4.000%, 01/01/2001....................................     1,275,555
  1,000,000 Cobb County & Marietta, Georgia, Water Authority,
            Water Refunding Revenue Bonds,
            4.900%, 11/01/2002....................................     1,019,448
  1,500,000 Colorado Water Resource Power Development Authority,
            Clean Water Revenue Bonds, Series A,
            5.000%, 09/01/2002....................................     1,529,292
  1,800,000 Fort Worth, Texas, Water & Sewer Refunding Revenue
            Bonds,
            5.000%, 02/15/2004....................................     1,832,427
  1,900,000 Georgia State Tollway Authority, State Guaranteed
            Refunding Revenue Bonds, Georgia 400 Project,
            4.500%, 07/01/2001....................................     1,914,860
  1,500,000 Hawaii State General Obligation Bonds, Series CS,
            (MBIA),
            5.250%, 04/01/2004....................................     1,541,701
  1,250,000 Honolulu, Hawaii, City & County General Obligation
            Bonds, Series C, (FGIC),
            5.000%, 07/01/2004....................................     1,273,177
  1,500,000 Kemmerer County, Wyoming, Pollution Control Revenue
            Bonds, Exxon Project,
            3.750%, 11/01/2014+...................................     1,500,000
  2,000,000 Milwaukee, Wisconsin, Metropolitan Sewer District
            Revenue Bonds, Series A,
            4.500%, 10/01/2002....................................     2,013,954
  1,700,000 Minneapolis, Minnesota, Special School District No.
            001, Certificates of Participation, Series A, (MBIA),
            5.500%, 02/01/2003....................................     1,757,326
  2,000,000 Mississippi State Highway Revenue Bonds, Four Lane
            Highway Program,
            5.250%, 06/01/2004....................................     2,054,782
  1,275,000 Monmouth County, New Jersey, General Obligation Bonds,
            5.000%, 10/01/2000....................................     1,292,677
  1,900,000 Monroe County, New York, Refunding Public Improvement
            General Obligation Bonds,
            5.000%, 03/01/2001....................................     1,927,740

 Principal                                                             Value
   Amount                                                            (Note 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $1,000,000 Nebraska Public Power Distribution Revenue Bonds,
            Series B,
            5.000%, 01/01/2002...................................   $ 1,015,241
  2,000,000 New Jersey State Transportation Corp. Revenue Bonds,
            Capital Grant Anticipation Notes, Series A, (FSA),
            5.250%, 09/01/2001...................................     2,031,884
  1,500,000 Omaha Public Power District, Nebraska, Electric
            Refunding Revenue Bonds, Series A,
            5.000%, 02/01/2001...................................     1,519,441
  2,000,000 Stamford, Connecticut, Refunding General Obligation
            Bonds,
            5.000%, 07/15/2002...................................     2,049,026
  1,000,000 Suffolk County, New York, Industrial Development
            Agency, Southwest Sewer Systems Revenue Bonds,
            (MBIA),
            4.250%, 02/01/2001...................................     1,003,692
  2,000,000 Texas State General Obligation Bonds, Series B,
            5.000%, 10/01/2001...................................     2,036,582
  1,800,000 University of Texas, University Financing Systems
            Revenue Bonds, Series A,
            5.000%, 08/15/2003...................................     1,838,646
                                                                    -----------
                                                                     35,713,071
                                                                    -----------

 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 7.38%

            MORGAN GUARANTY TRUST
  1,800,000 New York City, New York, General Obligation Bonds,
            3.700%, 02/15/2016+..................................     1,800,000

            NORTHERN TRUST COMPANY
  1,100,000 Purdue University, Indiana, University Revenue Bonds,
            Student Fee, Series O,
            3.650%, 07/01/2019+..................................     1,100,000
                                                                    -----------
                                                                      2,900,000
                                                                    -----------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Short-Term Tax-Exempt Securities Fund -- (continued)




                                                                        Value
   Shares                                                             (Note 1)
 ----------                                                          -----------

 OTHER INVESTMENTS -- 0.87%
    340,000 Provident Tax-Exempt Municipal Fund...................   $   340,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $39,081,691*)........................................  99.17% $38,953,071
OTHER ASSETS AND LIABILITIES (NET).........................   0.83      326,659
                                                            ------  -----------
NET ASSETS................................................. 100.00% $39,279,730
                                                            ======  ===========

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1999, approximately, 15%, 13% and 12% of the net assets are invested in Texas, New Jersey and New York municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Intermediate-Term Tax-Exempt Fund




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- 96.66%

 $10,000,000 Alabama State Public School & College Authority,
             Capital Improvement Revenue Bonds, (MBIA),
             5.250%, 11/01/2005.................................   $ 10,368,080
  10,000,000 Chicago, Illinois, General Obligation Bonds, Series
             A, (FGIC),
             5.000%, 01/01/2008.................................     10,005,930
  10,000,000 Connecticut State General Obligation Bonds, Series
             C, 5.500%, 08/01/2006..............................     10,510,150
  20,000,000 Connecticut State Special Tax Obligation Refunding
             Revenue Bonds, Transportation Infrastructure,
             Series A, (FGIC), 5.500%, 10/01/2010...............     20,769,740
  10,000,000 Florida State Board of Education Refunding General
             Obligation Bonds, Series A,
             5.000%, 06/01/2007.................................     10,171,340
  10,000,000 Florida State Division Board Finance Department,
             General Services Refunding Revenue Bonds, Series A,
             Environment Protection-Preservation 2000, (FSA),
             5.500%, 07/01/2008.................................     10,480,120
  10,000,000 Florida State Division Board Finance Department,
             General Services Refunding Revenue Bonds, Series B,
             Environmental Protection-Preservation, (AMBAC),
             6.000%, 07/01/2008.................................     10,833,680
  10,000,000 Georgia State General Obligation Bonds, Series C,
             6.500%, 07/01/2007.................................     11,136,720
  10,000,000 Hawaii State General Obligation Bonds, Series CS,
             (MBIA),
             5.000%, 04/01/2007.................................     10,068,380
  10,000,000 Honolulu, Hawaii, City & County General Obligation
             Refunding Bonds, Series C, (FGIC),
             5.500%, 11/01/2006.................................     10,421,920
  10,000,000 Jacksonville, Florida, Electric Authority Refunding
             Revenue Bonds, St. Johns River, Issue 2-15, 5.500%,
             10/01/2006.........................................     10,460,540
  10,000,000 Lower Colorado River Authority of Texas, Refunding
             Revenue Bonds, 6th Series,
             5.000%, 01/01/2009.................................     10,216,270
  10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities, 3rd Series,
             5.700%, 10/15/2006.................................     10,520,290

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $10,000,000 Massachusetts State General Obligation Bonds,
             Series A, 6.000%, 11/01/2010.......................   $ 10,763,220
  10,000,000 Metropolitan Atlanta Rapid Transportation
             Authority, Georgia, Sales Tax Refunding Revenue
             Bonds, Series A, (MBIA),
             6.250%, 07/01/2007.................................     10,921,830
  10,000,000 Metropolitan Atlanta Rapid Transportation
             Authority, Georgia, Sales Tax Refunding Revenue
             Bonds, Series A, (MBIA),
             6.250%, 07/01/2010.................................     10,985,350
  10,000,000 Municipal Assistance Corp., City of New York, New
             York, Series O, 5.250%, 07/01/2007.................     10,255,140
  10,000,000 New Jersey State, Transportation Trust Fund Revenue
             Bonds, Transportation System, Series A, (AMBAC),
             5.250%, 06/15/2008.................................     10,215,250
  10,000,000 New York State Power Authority & General Purpose
             Refunding Revenue Bonds, Series A,
             5.000%, 02/15/2007.................................     10,116,250
  10,000,000 New York State, Environmental Facilities Corp.
             Pollution Control, State Water Sub-Revolving Fund,
             Series E, (MBIA),
             5.500%, 06/15/2005.................................     10,431,300
  10,000,000 Ohio State Public Facilities Commission Revenue
             Bonds, Series II-B, (MBIA),
             5.000%, 11/01/2007.................................     10,130,380
  10,000,000 Pennsylvania State General Obligation Refunding
             Revenue Bonds, (AMBAC),
             5.125%, 09/15/2006.................................     10,234,680
  10,000,000 Puerto Rico Commonwealth Electric Power Authority
             Revenue Bonds, Series FF, (MBIA),
             5.250%, 07/01/2010.................................     10,171,880
  10,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             Series A,
             5.000%, 02/01/2008.................................     10,073,910
  10,000,000 Tennessee State General Obligation Bonds, Series A,
             5.000%, 05/01/2007.................................     10,182,780
  10,000,000 Texas State General Obligation Bonds, Series A,
             6.000%, 10/01/2009.................................     10,738,880
  10,000,000 Utah State General Obligation Bonds, Series A,
             5.000%, 07/01/2007.................................     10,166,320

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Intermediate-Term Tax-Exempt Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $10,000,000 Wisconsin State Refunding General Obligation
             Revenue Bonds, 6.200%, 05/01/2006..................   $ 10,846,610
                                                                   ------------
                                                                    302,196,940
                                                                   ------------

   Shares
 -----------

 OTHER INVESTMENTS -- 2.00%

   6,267,200 Provident Tax-Exempt Municipal Fund................      6,267,200
                                                                   ------------

TOTAL INVESTMENTS
(Cost $312,787,562*)......................................  98.66% $308,464,140
OTHER ASSETS AND LIABILITIES (NET)........................   1.34     4,183,555
                                                           ------  ------------
NET ASSETS................................................ 100.00% $312,647,695
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1999, approximately, 13% and 11% of the net assets are invested in Florida and Georgia municipal securities, respectively, and approximately 10% of the net assets are invested in each of the Connecticut, Texas and New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
New York Intermediate-Term Tax-Exempt Fund




  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 95.13%

 $10,000,000 Long Island Power Authority, New York, Electric
             Systems Revenue Bonds, Series A, (AMBAC), 5.500%,
             12/01/2009..........................................   $ 10,369,830
   7,000,000 Metropolitan Transportation Authority of New York,
             Transportation Facilities Revenue Bonds, Series M,
             (FGIC),
             5.500%, 07/01/2008..................................      7,285,355
   5,000,000 Monroe County, New York, Public Improvement
             Refunding General Obligation Bonds, Series A,
             5.500%, 03/01/2006..................................      5,227,695
  10,000,000 Municipal Assistance Corp., City of New York, Series
             G,
             6.000%, 07/01/2006..................................     10,714,050
  10,000,000 Municipal Assistance Corp., City of New York, Series
             G,
             6.000%, 07/01/2007..................................     10,734,900
   5,000,000 New York & New Jersey Port Authority Revenue Bonds,
             4.250%, 12/01/2005..................................      4,930,400
  10,000,000 New York City, New York, City Transitional Finance
             Authority, Future Tax Revenue Bonds, Series A,
             5.250%, 08/15/2009..................................     10,145,640
   7,000,000 New York State Dormitory Authority, Columbia
             University Revenue Bonds, Series A,
             5.750%, 07/01/2008..................................      7,434,147
   5,000,000 New York State Dormitory Authority, Cornell
             University Revenue Bonds,
             5.125%, 07/01/2006..................................      5,131,580
   5,000,000 New York State Environmental Facilities Corp.,
             Pollution Control Revenue Bonds, State Water
             Revolving Fund, Series E, (MBIA), 5.500%,
             06/15/2007..........................................      5,213,090
  10,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A, (FGIC),
             5.000%, 04/01/2009..................................      9,977,540
   5,000,000 New York State Power Authority & General Purpose
             Revenue Bonds, Series A,
             5.000%, 02/15/2007..................................      5,058,125
   5,000,000 New York State Thruway Authority General Revenue
             Bonds, Series E, 5.500%, 01/01/2006.................      5,211,400
   7,000,000 New York State Thruway Authority Highway & Bridge
             Revenue Bonds, Series C, (FGIC),
             5.500%, 04/01/2008..................................      7,264,558
   5,000,000 New York State Thruway Authority Service Contract
             Revenue Bonds, Local Highway & Bridge,
             6.000%, 04/01/2005..................................      5,292,105

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $ 7,000,000 Puerto Rico Commonwealth Electric Power Authority
             Revenue Bonds, Series FF, (MBIA),
             5.250%, 07/01/2009.................................   $  7,193,074
   5,000,000 Puerto Rico Commonwealth Public Improvement General
             Obligation Bonds, (MBIA),
             5.000%, 07/01/2005.................................      5,122,585
   5,000,000 Suffolk County, New York, Industrial Development
             Agency, Southwest Sewer Systems Revenue Bonds,
             (FGIC),
             6.000%, 02/01/2008.................................      5,372,315
  10,000,000 Triborough Bridge & Tunnel Authority, New York,
             Revenue and General Purpose Bonds, Series A,
             5.000%, 01/01/2008.................................     10,079,970
                                                                   ------------
                                                                    137,758,359
                                                                   ------------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 3.58%

   5,000,000 Suffolk County, New York, Water Authority
             Waterworks Revenue Refunded Balance Bonds,
             Series A, (AMBAC),
             5.250%, 06/01/2017
             (Prerefunded 06/01/2004 @ 100).....................      5,177,320
                                                                   ------------

   Shares
 -----------

 OTHER INVESTMENTS -- 0.23%
     333,700 Provident Institutional New York Tax-Exempt Money
             Fund...............................................        333,700
                                                                   ------------

TOTAL INVESTMENTS
(Cost $147,059,556*)......................................  98.94% $143,269,379
OTHER ASSETS AND LIABILITIES (NET)........................   1.06     1,533,461
                                                           ------  ------------
NET ASSETS................................................ 100.00% $144,802,840
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 1999, approximately, 90% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Long-Term Tax-Exempt Fund




  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 92.33%

 $ 6,000,000 California State Department of Water Resources,
             Central Valley Project Revenue Bonds, Series Q,
             (MBIA),
             5.375%, 12/01/2027..................................   $  5,731,530
   6,000,000 Chicago, Illinois, General Obligation Bonds, (FGIC),
             5.250%, 01/01/2028..................................      5,451,006
   6,000,000 East Bay California Municipal Utility Distribution
             Water System Revenue Bonds, (FGIC),
             5.000%, 06/01/2026..................................      5,397,006
   6,000,000 Florida State Board of Education Capital Outlay,
             Series A,
             5.000%, 06/01/2027..................................      5,334,522
   6,000,000 Florida State Turnpike Authority Revenue Bonds,
             Series B, (FGIC), 5.000%, 07/01/2027................      5,356,326
   6,000,000 Fulton County, Georgia, Water & Sewer Revenue Bonds,
             (FGIC), 4.750%, 01/01/2028..........................      5,085,240
   6,000,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series D,
             5.000%, 07/01/2021..................................      5,389,980
   6,000,000 Los Angeles, California, Department of Water and
             Power Waterworks Revenue Bonds,
             4.500%, 10/15/2024..................................      4,948,836
   6,000,000 Louisville & Jefferson County, Kentucky,
             Metropolitan Sewer District Revenue Bonds, Sewer &
             Drain Systems, Series A, (FGIC), 4.750%,
             05/15/2028..........................................      5,058,762
   6,000,000 Massachusetts Bay Transportation Authority,
             Massachusetts General Transportation System Revenue
             Bonds, Series A, (MBIA),
             4.500%, 03/01/2026..................................      4,909,998
   6,000,000 Massachusetts Bay Transportation Authority,
             Massachusetts General Transportation System Revenue
             Bonds, Series C,
             5.000%, 03/01/2024..................................      5,341,176
  12,000,000 Massachusetts State Turnpike Authority, Metropolitan
             Highway Systems Revenue Bonds, Series A, 5.250%,
             01/01/2029..........................................     10,871,808
   6,000,000 Massachusetts State Water Resource Authority, Series
             B, (MBIA), 5.000%, 12/01/2025.......................      5,320,512

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $ 6,000,000 Metropolitan Pier & Exposition Authority, Illinois,
             State Tax Refunding Revenue Bonds, McCormick Place
             Exposition Project, Series A, (AMBAC), 5.250%,
             06/15/2027.........................................   $  5,478,012
   6,000,000 Metropolitan Transportation Authority, New York,
             Commuter Facilities Revenue Bonds, Series B,
             (FGIC),
             4.750%, 07/01/2026.................................      5,027,478
   6,000,000 New Jersey Health Care Facilities Financing
             Authority Revenue Bonds, St. Barnabas Health
             Center, Series B, (MBIA),
             4.750%, 07/01/2028.................................      5,064,288
   6,000,000 New York City, New York, Municipal Water Finance
             Authority, Water & Sewer System Refunding Revenue
             Bonds, Series A, (AMBAC),
             5.125%, 06/15/2021.................................      5,492,430
   6,000,000 New York City, New York, Municipal Water Finance
             Authority, Water & Sewer System Refunding Revenue
             Bonds, Series B, (MBIA),
             5.500%, 06/15/2027.................................      5,752,734
   6,000,000 New York City, New York, Transitional Financing
             Authority Revenue Bonds, Future Tax Secured, Series
             C,
             4.750%, 05/01/2023.................................      5,133,756
   6,000,000 Port Authority of New York & New Jersey, Revenue
             Bonds, Series 104, (AMBAC),
             5.200%, 07/15/2021.................................      5,627,802
   6,000,000 Port Seattle, Washington, Revenue Bonds, Series A,
             (FGIC),
             5.500%, 10/01/2022.................................      5,787,702
   6,000,000 Puerto Rico Commonwealth Infrastructure Financing
             Authority, Series A, (AMBAC),
             5.000%, 07/01/2028.................................      5,347,098
   7,000,000 Purdue University, Indiana, University Revenue
             Bonds, Student Fee, Series H,
             3.650%, 07/01/2017+................................      7,000,000
   6,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power Distribution, Electric Systems
             Revenue Bonds, Series C,
             6.500%, 01/01/2009.................................      6,678,426

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Long-Term Tax-Exempt Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (continued)

 $ 6,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             Series A,
             4.500%, 02/01/2021.................................   $  5,025,996
   6,000,000 Utah, State Board of Regents, University of Utah
             Auxiliary & Campus Refunding Revenue Bonds, Series
             A, (MBIA),
             4.750%, 04/01/2025.................................      5,159,394
                                                                   ------------
                                                                    146,771,818
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 3.77%

             RABOBANK NEDERLANDER
   6,000,000 Mississippi Hospital Equipment & Facilities
             Authority Revenue Bonds, Mississippi Baptist
             Medical Center,
             3.750%, 07/01/2012+................................      6,000,000
                                                                   ------------

   Shares
 -----------

 OTHER INVESTMENTS -- 2.87%

   4,564,800 Provident Tax-Exempt Municipal Fund................      4,564,800
                                                                   ------------

TOTAL INVESTMENTS
(Cost $166,222,998*)......................................  98.97% $157,336,618
OTHER ASSETS AND LIABILITIES (NET)........................   1.03     1,636,130
                                                           ------  ------------
NET ASSETS................................................ 100.00% $158,972,748
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1999, approximately, 17% of the net assets are invested in each of the New York and Massachusetts municipal securities, and approximately 10% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund




  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 TAX-EXEMPT SECURITIES -- 74.40%

 $   125,000 Anaheim, California, Electric Refunding Revenue
             Bonds, (AMBAC),
             4.750%, 10/01/2002...................................   $   127,663
     200,000 Antelope Valley-East Kern, California, Water Agency
             Refunding General Obligation Bonds, (AMBAC),
             4.500%, 08/01/2001...................................       202,274
     200,000 Bakersfield, California, City School District,
             Refunding General Obligation Bonds, (MBIA),
             5.000%, 08/01/2005...................................       206,106
     595,000 Berkeley, California, Unified School District General
             Obligation Bonds, (FGIC),
             4.375%, 08/01/2006...................................       592,536
     605,000 Beverly Hills, California, Public Financing Authority
             Lease Refunding Revenue Bonds, Series A, (MBIA),
             4.000%, 06/01/2002...................................       605,885
     250,000 Burbank, California, Unified School District General
             Obligation Bonds, (FGIC),
             4.100%, 08/01/2003...................................       249,549
     135,000 California Educational Facilities Authority, Santa
             Clara University Refunding Revenue Bonds, (MBIA),
             4.900%, 09/01/2006...................................       138,316
     150,000 California Educational Facilities Authority, St.
             Marys College Refunding Revenue Bonds,
             4.800%, 10/01/2002...................................       153,449
     150,000 California Educational Facilities Authority, Stanford
             University Refunding Revenue Bonds, Series J, 5.900%,
             11/01/2003...........................................       158,127
     225,000 California Health Facilities Financing Authority
             Revenue Bonds, Cedars-Sinai Medical Center, Series A,
             (MBIA),
             4.250%, 08/01/2003...................................       225,859
     275,000 California State Department of Transportation,
             Certificates of Participation, Series A, (MBIA),
             4.400%, 03/01/2004...................................       276,197
     250,000 California State Department of Water Resources,
             Central Valley Project Refunding Revenue Bonds,
             Series L,
             8.000%, 12/01/2001...................................       270,345

  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   500,000 California State Department of Water Resources,
             Central Valley Project Refunding Revenue Bonds,
             Series U,
             4.000%, 12/01/2006...................................   $   485,098
     250,000 California State Public Works Board, Lease Revenue
             Bonds, Franchise Tax Board, Series A, (MBIA),
             4.850%, 09/01/2008...................................       252,879
     500,000 California State Public Works Board, Lease Revenue
             Bonds, Various California University Projects, Series
             A,
             5.600%, 10/01/2001...................................       513,989
     300,000 California State, General Obligation Bonds,
             6.000%, 09/01/2001...................................       311,306
     750,000 California State, General Obligation Bonds,
             6.100%, 11/01/2001...................................       782,874
     750,000 California State, General Obligation Bonds,
             6.250%, 04/01/2008...................................       828,499
     230,000 California State, General Obligation Bonds,
             6.700%, 02/01/2004...................................       250,753
     250,000 Central Coast Water Authority, California, Refunding
             Revenue Bonds, State Water Project Regional
             Facilities, Series A, (AMBAC),
             4.375%, 10/01/2001...................................       252,483
     315,000 Central Coast Water Authority, California, Refunding
             Revenue Bonds, State Water Project Regional
             Facilities, Series A, (AMBAC),
             6.000%, 10/01/2005...................................       341,508
     550,000 Central Valley School District Financing Authority,
             California School District General Obligation
             Refunding Bonds, Series A, (MBIA),
             5.850%, 08/01/2004...................................       585,842
     545,000 Chino Basin California Regional Financing Authority
             Revenue Bonds, Municipal Water District Sewer System
             Project, (AMBAC), 7.000%, 08/01/2005.................       617,193
     350,000 Contra Costa County, California, Certificates of
             Participation, Capital Projects Program, (AMBAC),
             4.625%, 02/01/2007...................................       350,628

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $ 1,000,000 Contra Costa, California, Transportation Authority
             Sales Tax General Obligation Bonds, Series A,
             (FGIC),
             6.000%, 03/01/2008..................................   $ 1,090,216
   1,000,000 Contra Costa, California, Transportation Authority
             Sales Tax Revenue Bonds, Series A, (FGIC), 6.000%,
             03/01/2004..........................................     1,066,064
     550,000 Contra Costa, California, Transportation Authority
             Sales Tax Revenue Bonds, Series A, (FGIC), 6.000%,
             03/01/2007..........................................       598,275
     750,000 East Bay, California, Regional Park District
             Refunding Revenue Bonds, 5.000%, 09/01/2007.........       770,197
     250,000 Escondido, California Unified School District,
             Series A, (FGIC), 5.000%, 09/01/2008................       255,587
     400,000 Fairfield, California, Water Refunding Revenue
             Bonds, (AMBAC),
             4.700%, 04/01/2005..................................       407,766
     155,000 Fresno, California, Sewer Revenue Bonds, Series A-1,
             (AMBAC), 4.800%, 09/01/2006.........................       157,825
     695,000 Golden West Schools Financing Authority, California
             School District Refunding Revenue General Obligation
             Bonds, Series A, (MBIA),
             6.200%, 02/01/2003..................................       738,025
     200,000 Industry California Urban Development Agency,
             Refunding Tax Allocation Bonds, (MBIA), 4.300%,
             05/01/2002..........................................       201,454
     745,000 Los Altos, California School District, General
             Obligation Bonds, Series A, (FSA),
             5.000%, 08/01/2006..................................       766,667
     200,000 Los Angeles County, California, Public Works
             Financing Authority, Lease Refunding Revenue Bonds,
             Series A, (MBIA),
             6.000%, 09/01/2003..................................       213,324
     300,000 Los Angeles County, California, Public Works
             Financing Authority, Lease Refunding Revenue Bonds,
             Series A, (MBIA),
             6.000%, 09/01/2004..................................       322,523
     655,000 Los Angeles County, California, Public Works
             Financing Authority, Refunding Revenue Bonds,
             Regional Park & Open Space District, Series A,
             5.000%, 10/01/2004..................................       675,739

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   300,000 Los Angeles County, California, Public Works
             Financing Authority, Refunding Revenue Bonds,
             Regional Park & Open Space District, Series A,
             5.250%, 10/01/2005..................................   $   313,485
     230,000 Los Angeles County, California, Schools Regionalized
             Business Services Certificates of Participation,
             Series B, (MBIA), 4.700%, 07/01/2006................       232,046
     500,000 Los Angeles, California, Department of Airports,
             Airport Refunding Revenue Bonds, Series A, (FGIC),
             6.000%, 05/15/2005..................................       539,710
     250,000 Los Angeles, California, Department of Water &
             Power, Electrical Plant Refunding Revenue Bonds,
             (AMBAC),
             4.600%, 08/15/2006..................................       251,266
     305,000 Los Angeles, California, Harbor Department Revenue
             Bonds, Series C,
             4.875%, 11/01/2002..................................       311,821
     250,000 Los Angeles, California, Municipal Improvement
             Corporation, Equipment Real Property, Certificates
             of Participation, (AMBAC),
             4.500%, 12/01/2001..................................       253,079
     150,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series A, (FSA), 4.875%, 02/01/2006..........       153,104
     250,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series A, (FSA), 5.000%, 02/01/2001..........       253,892
     400,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series B, (AMBAC),
             4.300%, 02/01/2004..................................       400,137
     750,000 Los Angeles, California, Municipal Improvement
             Corporation, Sanitation Equipment Charge Revenue
             Bonds, Series B, (AMBAC),
             4.600%, 02/01/2006..................................       754,464

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   400,000 Los Angeles, California, State Building Authority
             Lease Revenue Bonds, California Department of General
             Services, Series A,
             5.600%, 05/01/2004...................................   $   419,891
     500,000 Los Angeles, California, Unified School District,
             Series A, (FGIC), 4.400%, 07/01/2003.................       504,447
   1,000,000 Marin, California Municipal Water District, Water
             Revenue Bonds, 5.250%, 07/01/2005....................     1,043,233
     500,000 Metropolitan Water District of Southern California,
             Refunding General Obligation Bonds, Series A,
             5.250%, 03/01/2008...................................       519,272
     100,000 Metropolitan Water District of Southern California,
             Refunding General Obligation Bonds, Series A1,
             5.000%, 03/01/2002...................................       102,281
     250,000 Metropolitan Water District of Southern California,
             Waterworks Refunding Revenue Bonds, Series A,
             4.250%, 07/01/2003...................................       251,365
     400,000 Metropolitan Water District of Southern California,
             Waterworks Refunding Revenue Bonds, Series A,
             7.000%, 07/01/2002...................................       431,061
     200,000 Metropolitan Water District of Southern California,
             Waterworks Refunding Revenue Bonds, Series B, (MBIA),
             5.250%, 07/01/2007...................................       208,515
   1,000,000 Modesto, California High School District, Stanislaus
             County General Obligation Bonds, (FGIC),
             5.000%, 08/01/2001...................................     1,020,147
     200,000 Modesto, California Irrigation District Financing
             Authority, Refunding Revenue Bonds, Series A, (MBIA),
             4.850%, 10/01/2001...................................       203,858
     975,000 Modesto, California Irrigation District Financing
             Authority, Refunding Revenue Bonds, Series A, (MBIA),
             5.450%, 10/01/2007...................................     1,030,631
     350,000 M-S-R Public Power Agency, California, San Juan
             Project Refunding Revenue Bonds, Series F, (AMBAC),
             5.650%, 07/01/2003...................................       368,046

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   250,000 Northern California Power Agency, Public Power
             Refunding Revenue Bonds, Geothermal Project,
             Series A, (AMBAC),
             5.500%, 07/01/2005..................................   $   263,955
     250,000 Northern California Power Agency, Public Power
             Refunding Revenue Bonds, Series A, (AMBAC), 5.600%,
             07/01/2006..........................................       265,172
     250,000 Novato, California, General
             Obligation Bonds, Series A, (MBIA),
             6.250%, 08/01/2007..................................       277,038
   1,100,000 Orange County, California, Local Transportation
             Authority Sales Tax Revenue Bonds, 1st Senior,
             (AMBAC),
             6.000%, 02/15/2008..................................     1,194,821
     175,000 Orange County, California, Local Transportation
             Authority Sales Tax Revenue Bonds, 1st Senior,
             5.600%, 02/15/2002..................................       181,115
     300,000 Orange County, California, Local Transportation
             Authority Sales Tax Revenue Bonds, 2nd Senior,
             (FGIC),
             4.700%, 02/15/2005..................................       304,396
     100,000 Orange County, California, Municipal Water District,
             Water Facilities Corporation, Certificates of
             Participation, (MBIA),
             4.800%, 07/01/2003..................................       102,266
     250,000 Sacramento County, California, Public Facilities
             Project, Certificates of Participation, (MBIA),
             4.875%, 02/01/2005..................................       256,237
     400,000 Sacramento County, California, Sanitation District
             Financing Authority Revenue Bonds,
             5.500%, 12/01/2005..................................       423,743
     255,000 Sacramento, California, City Financing Authority
             Lease Refunding Revenue Bonds, Series A, (AMBAC),
             5.050%, 11/01/2006..................................       263,575
     250,000 Sacramento, California, Municipal Utilities District
             Electric Refunding Revenue Bonds, Series Z, (FGIC),
             6.000%, 07/01/2001..................................       259,009
     200,000 San Bernardino County, California Transportation
             Authority Sales Tax Refunding Revenue Bonds,
             Series A, (FSA),
             4.500%, 03/01/2006..................................       200,657

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   255,000 San Bernardino County, California Transportation
             Authority Sales Tax Refunding Revenue Bonds,
             Series A, (MBIA),
             4.625%, 03/01/2005..................................  $   258,284
     315,000 San Bernardino County, California Transportation
             Authority Sales Tax Refunding Revenue Bonds,
             Series A, (MBIA),
             5.000%, 03/01/2000..................................      316,935
     300,000 San Bernardino County, California, Certificates of
             Participation, Medical Center Financing Project,
             (MBIA),
             5.500%, 08/01/2007..................................      317,778
     150,000 San Diego County, California, Regional
             Transportation Commission, Sales Tax Revenue Bonds,
             2nd Senior, Series A, (FGIC),
             5.250%, 04/01/2006..................................      156,368
     200,000 San Diego County, California, Regional
             Transportation Commission, Sales Tax Revenue Bonds,
             2nd Senior, Series A, (FGIC),
             5.500%, 04/01/2004..................................      209,730
     750,000 San Diego, California, Metropolitan Transportation
             District Board Authority Lease Revenue Bonds,
             5.100%, 09/01/2003..................................      777,151
     175,000 San Diego, California, Open Space Park Facilities
             District No. 1, Refunding General Obligation Bonds,
             5.500%, 01/01/2004..................................      183,486
     300,000 San Diego, California, Public Facilities Financing
             Authority, Sewer Revenue Bonds, Series B, (FGIC),
             5.000%, 05/15/2008..................................      306,519
     250,000 San Diego, California, Public Safety Communications
             Project, General Obligation Bonds,
             6.500%, 07/15/2008..................................      284,203
     875,000 San Francisco, California, Bay Area Rapid Transit
             District, Sales Tax Revenue Bonds,
             5.500%, 07/01/2007..................................      923,464
   1,500,000 San Francisco, California, City and County Airport
             Commission, International Airport Revenue Bonds,
             (MBIA),
             5.000%, 05/01/2006..................................    1,543,143

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   680,000 San Francisco, California, City and County General
             Obligation Bonds, Series 1, (FGIC),
             4.500%, 06/15/2005...................................  $   687,123
   1,020,000 San Francisco, California, City and County Parking
             Authority, Parking Meter Refunding Revenue Bonds,
             Series 1, (FGIC),
             4.000%, 06/01/2006...................................      991,417
     325,000 San Francisco, California, City and County Public
             Utilities Commission, Water Refunding Revenue Bonds,
             Series A,
             6.500%, 11/01/2004...................................      356,871
     200,000 San Francisco, California, State Building Authority
             Lease Revenue Bonds, San Francisco Civic Center
             Complex, Series A, (AMBAC), 4.125%, 12/01/2000.......      201,309
     100,000 San Jose, California, Airport Refunding Revenue
             Bonds, (FGIC),
             5.500%, 03/01/2002...................................      103,446
     625,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment Project,
             (AMBAC),
             4.750%, 08/01/2005...................................      636,439
     500,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment Project,
             (AMBAC),
             5.000%, 08/01/2007...................................      513,334
     200,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment Project,
             (MBIA),
             4.750%, 08/01/2003...................................      204,205
     325,000 San Jose, California, Redevelopment Agency Tax
             Allocation Bonds, Merged Area Redevelopment Project,
             (MBIA),
             5.375%, 08/01/2004...................................      340,163
     250,000 San Jose, California, Unified School District, Clara
             County District, Series A, (FGIC),
             4.400%, 08/01/2005...................................      250,753
     300,000 San Mateo County, California,
             JT Powers Authority Lease Revenue Bonds, San Mateo
             Community Health Care Center, Series A, (FSA),
             5.600%, 07/15/2004...................................      316,705
     500,000 San Mateo County, California, Transportation
             Authority, Series A, (MBIA),
             4.200%, 06/01/2004...................................      497,880

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                           (Note 1)
 -----------                                                       -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   750,000 San Mateo County, California, Transportation
             District Sales Tax Revenue Bonds, Series A, (FSA),
             5.000%, 06/01/2009..................................  $   761,446
     150,000 Santa Barbara County, California, Local
             Transportation Authority Sales Tax Revenue Bonds,
             (FGIC), 4.900%, 04/01/2006..........................      153,435
     285,000 Santa Clara County, California, Certificates of
             Participation, Capital Project I, (AMBAC),
             6.200%, 10/01/2000..................................      292,234
     300,000 Santa Clara County, California, Certificates of
             Participation, Technology Projects, Series A,
             5.000%, 05/15/2000..................................      302,486
     100,000 Santa Clara County, California, Financing Authority
             Refunding Lease Revenue Bonds, Series A, (AMBAC),
             4.200%, 11/15/2002..................................      100,607
     175,000 Santa Clara County, California, Financing Authority
             Refunding Lease Revenue Bonds, Series A, (AMBAC),
             4.300%, 11/15/2003..................................      176,045
     500,000 Santa Clara County, California, Transportation
             District Sales Tax Refunding Revenue Bonds,
             Series A,
             4.500%, 06/01/2006..................................      500,257
     200,000 Southern California Public Power Authority,
             Refunding Revenue Bonds, Palo Verde Project,
             Series A, (AMBAC),
             5.500%, 07/01/2004..................................      209,415
   1,000,000 Southern California Public Power Authority,
             Refunding Revenue Bonds, Sub Southern Transmission
             Project, (MBIA),
             5.250%, 07/01/2009..................................    1,031,498
   1,000,000 University of California Refunding Revenue Bonds,
             Multiple Purpose Projects, Series A, (MBIA),
             6.000%, 09/01/2002..................................    1,053,146
     300,000 University of California Refunding Revenue Bonds,
             Multiple Purpose Projects, Series A, (MBIA),
             6.100%, 09/01/2000..................................      306,877
     150,000 University of California Refunding Revenue Bonds,
             Multiple Purpose Projects, Series C, (AMBAC),
             4.600%, 09/01/2005..................................      152,012

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (continued)

 $   600,000 University of California Refunding Revenue Bonds,
             Multiple Purpose Projects, Series F, (FGIC),
             5.000%, 09/01/2008..................................   $   613,408
     390,000 University of California Refunding Revenue Bonds,
             Multiple Purpose Projects, Series G, (FGIC),
             4.500%, 09/01/2004..................................       394,275
     500,000 Ventura County, California, Community College
             District, Revenue Certificates of Participation,
             (AMBAC),
             4.000%, 12/01/2002..................................       500,126
     250,000 West & Central Basin Financing Authority, California
             Revenue Bonds, (AMBAC),
             5.500%, 08/01/2001..................................       257,231
     250,000 West Basin, California, Municipal Water District,
             Revenue Certificates of Participation, Series A,
             (AMBAC),
             3.875%, 08/01/2002..................................       249,524
     100,000 West Basin, California, Municipal Water District,
             Revenue Certificates of Participation, Series A,
             (AMBAC),
             4.000%, 08/01/2000..................................       100,454
                                                                    -----------
                                                                     47,131,937
                                                                    -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 21.81%

     350,000 Alameda County, California, Certificates of
             Participation, (MBIA),
             7.250%, 06/01/2013
             (Prerefunded 12/01/2000 @102).......................       371,692
     300,000 California State Public Works Board, Lease Revenue
             Bonds, Secretary of State, Series A, (AMBAC),
             6.750%, 12/01/2012
             (Prerefunded 12/01/2002 @102).......................       330,168
     200,000 California State Public Works Board, Lease Revenue
             Bonds, Various California State University Projects,
             Series A,
             6.600%, 12/01/2022
             (Prerefunded 12/01/2002 @102).......................       219,227
     260,000 California State Public Works Board, Lease Revenue
             Bonds, Various California State University Projects,
             Series A,
             6.625%, 10/01/2010
             (Prerefunded 10/01/2002 @102).......................       284,254

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- (continued)

 $   200,000 California State Public Works Board, Lease Revenue
             Bonds, Various California University Projects, Series
             A, (AMBAC),
             6.400%, 12/01/2016
             (Prerefunded 12/01/2002 @102)........................   $   217,983
     750,000 California State, General Obligation Bonds, (FGIC),
             6.000%, 08/01/2019
             (Prerefunded 08/01/2004 @102)........................       821,441
   1,305,000 California State, General Obligation Bonds,
             5.900%, 04/01/2023
             (Prerefunded 04/01/2003 @102)........................     1,403,563
     750,000 Castaic Lake Water Agency Revenue Bonds, (MBIA),
             7.125%, 08/01/2016
             (Prerefunded 08/01/2000 @102)........................       786,700
     500,000 Central Coast Water Authority, California Refunding
             Revenue Bonds, State Water Project Regional
             Facilities, Series A, (AMBAC),
             6.600%, 10/01/2022
             (Prerefunded 10/01/2002 @102)........................       546,064
     250,000 Cupertino, California, Certificates of Participation,
             Open Space Acquisition Project,
             7.125%, 04/01/2016
             (Prerefunded 04/01/2001 @102)........................       266,092
     250,000 East Bay, California, Municipal Utilities District
             Wastewater Treatment System Revenue Bonds, (AMBAC),
             6.375%, 06/01/2021
             (Prerefunded 12/01/2001 @102)........................       268,177
     750,000 Fresno, California, Unified School District, Series
             C, (FSA),
             5.375%, 08/01/2021
             (Prerefunded 08/01/2005 @102)........................       801,080
   1,000,000 Long Beach, California, Water Refunding Revenue
             Bonds,
             6.250%, 05/01/2024
             (Prerefunded 05/01/2004 @102)........................     1,102,077
     175,000 Los Angeles County, California, Transportation
             Commission Sales Tax Revenue Bonds, Series A, 6.750%,
             07/01/2019
             (Prerefunded 07/01/2002 @102)........................       190,791
     390,000 Los Angeles County, California, Transportation
             Commission Sales Tax Revenue Bonds, Series A, 6.750%,
             07/01/2020
             (Prerefunded 07/01/2001 @102)........................       416,948

  Principal                                                            Value
   Amount                                                            (Note 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- (continued)

 $   125,000 Los Angeles, California, Harbor Department Revenue
             Bonds, Series A,
             6.500%, 08/01/2025
             (Prerefunded 08/01/02 @102)..........................  $   135,773
     225,000 Los Angeles, California, Wastewater Systems Revenue
             Bonds, Series D, (MBIA),
             6.700%, 12/01/2021
             (Prerefunded 12/01/2000 @102)........................      237,486
     525,000 Northern California Transmission Refunding Revenue
             Bonds, Ore Transportation Project, Series A, (MBIA),
             7.000%, 05/01/2024
             (Prerefunded 05/01/2000 @101 1/2)....................      543,263
     500,000 Northern California Transmission Refunding Revenue
             Bonds, Ore Transportation Project, Series A, (MBIA),
             7.000%, 05/01/2024
             (Prerefunded 05/01/2000 @101 1/2)....................      509,897
     750,000 Richmond, California, Redevelopment Agency Tax
             Allocation Refunding Revenue Bonds, Harbor
             Redevelopment Project, (FSA),
             7.000%, 07/01/2009
             (Prerefunded 07/01/2002 @102)........................      822,934
     700,000 Sacramento, California, City Financing Authority
             Revenue Bonds,
             6.800%, 11/01/2020
             (Prerefunded 11/01/2001 @102)........................      755,531
     460,000 San Bernardino County, California SCH Health Care
             Systems Revenue Bonds, Sisters of Charity, Series A,
             7.000%, 07/01/2021,
             (Prerefunded 07/01/2001 @102)........................      493,799
     500,000 San Francisco, California, Bay Area Rapid Transit
             District, Prerefunded Sales Tax Revenue Bonds,
             (FGIC),
             5.500%, 07/01/2020
             (Prerefunded 07/01/2005 @101)........................      533,380
     650,000 San Joaquin Hills, California, Transportation
             Corridor Agency, Toll Road Revenue Bonds,
             6.750%, 01/01/2032 (Prerefunded 01/01/2003 @102).....      713,713
     500,000 Santa Clara, California, Electric Revenue Bonds,
             Series A, (MBIA),
             6.250%, 07/01/2013
             (Prerefunded 07/01/2001 @102)........................      530,436

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
California Tax-Exempt Income Fund -- (continued)




  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- (continued)

 $   250,000 Santa Monica-Malibu, California, Unified School
             District, Public Schools Facilities Reconstruction
             Projects,
             5.500%, 08/01/2015
             (Prerefunded 08/01/2003 @102)......................   $    266,756
     235,000 Southern California Public Power Authority, Power
             Project Revenue Bonds,
             7.000%, 07/01/2009
             (Prerefunded 07/01/2000 @102)......................        245,638
                                                                   ------------
                                                                     13,814,863
                                                                   ------------

   Shares
 -----------

 OTHER INVESTMENTS -- 2.68%

     802,689 Federated California Money Fund....................        802,689
     897,168 Provident California Money Fund....................        897,168
                                                                   ------------
                                                                      1,699,857
                                                                   ------------

TOTAL INVESTMENTS
(Cost $62,931,856*)........................................  98.89% $62,646,657
OTHER ASSETS AND LIABILITIES (NET).........................   1.11      704,162
                                                            ------  -----------
NET ASSETS................................................. 100.00% $63,350,819
                                                            ======  ===========

--------
*Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1999, approximately, 21% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1999, approximately, 99% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Tax-Exempt Fund currently offers shares in seven managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Tax-Exempt Fund and Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

  (a) Portfolio Valuation:

    Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Dividends and distributions to shareholders:

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (d) Federal taxes:

    It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1999, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains as follows:

                                              Expiration Date March 31,
                                        -------------------------------------
                                          2003   2004 2005 2006 2007  Total
                                        -------- ---- ---- ---- ---- --------
   Short-Term Tax-Exempt Securities
    Fund............................... $319,000 --   --   --   --   $319,000
   California Tax-Exempt Income Fund...      --  --   --   --   $49        49

    At September 30, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                     Net
                                      Tax Basis    Tax Basis      Unrealized
                                      Unrealized   Unrealized    Appreciation
                                     Appreciation Depreciation  (Depreciation)
                                     ------------ ------------  --------------
   Short-Term Tax-Exempt Securities
    Fund............................  $   68,184  $  (196,804)   $  (128,620)
   Intermediate-Term Tax-Exempt
    Fund............................   2,309,234   (6,632,656)    (4,323,422)
   New York Intermediate-Term Tax-
    Exempt Fund.....................     202,249   (3,992,426)    (3,790,177)
   Long-Term Tax-Exempt Fund........     221,696   (9,108,076)    (8,886,380)
   California Tax-Exempt Income
    Fund............................     345,758     (630,957)      (285,199)

  (e) Expense allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. U.S. Trust has delegated the daily management of the security holdings of the California Tax-Exempt Income Fund to U.S. Trust Company, N.A. ("U.S. Trust, N.A."). For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, .35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and .50% of the average daily net assets of each of New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax- Exempt Income Fund. U.S. Trust, N.A. is compensated only by U.S. Trust and receives no fee directly from California Tax-Exempt Income Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. U.S. Trust, N.A. is a national bank. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Fund, and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1999, administration fees charged by U.S. Trust Company were as follows:

Short-Term Tax-Exempt Securities Fund.................................. $ 8,550
Intermediate-Term Tax-Exempt Fund......................................  65,824
New York Intermediate-Term Tax-Exempt Fund.............................  33,229
Long-Term Tax-Exempt Fund..............................................  35,787
California Tax-Exempt Income Fund......................................  13,159

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Tax-Exempt Securities Fund to maintain an annual expense ratio of not more than .60%. For the six months ended September 30, 1999, no fees were waived or expenses reimbursed pursuant to this voluntary limitation. In addition, U.S. Trust has voluntarily agreed to temporarily waive fees and reimburse expenses to the extent necessary for the California Tax-Exempt Income Fund to maintain an annual expense ratio of not more than
 .50%. For the six months ended September 30, 1999, U.S. Trust waived investment advisory fees totaling $85,981 for California Tax-Exempt Income Fund.

  Effective November 19, 1999, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2000 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

Intermediate-Term Tax-Exempt Fund......................................... 0.65%
New York Intermediate-Term Tax-Exempt Fund................................ 0.80%
Long-Term Tax-Exempt Fund................................................. 0.80%

  Excelsior Tax-Exempt Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust by the Portfolios amounted to $236,242 for the six months ended September 30, 1999. Until further notice to Excelsior Tax-Exempt Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1999, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
Short-Term Tax-Exempt Securities Fund.................  $ 13,036      $    5
Intermediate-Term Tax-Exempt Fund.....................   114,387       2,651
New York Intermediate-Term Tax-Exempt Fund............    15,274          82
Long-Term Tax-Exempt Fund.............................    69,549       7,832
California Tax-Exempt Income Fund.....................    63,131         --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. Purchases and Sales of Securities

  For the six months ended September 30, 1999, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
Short-Term Tax-Exempt Securities Fund................ $ 12,626,342 $ 19,303,524
Intermediate-Term Tax-Exempt Fund....................  116,188,650  115,125,750
New York Intermediate-Term Tax-Exempt Fund...........   31,565,370   29,869,820
Long-Term Tax-Exempt Fund............................   54,144,060   58,169,980
California Tax-Exempt Income Fund....................    6,904,337    6,426,450

4. Common Stock:

  Excelsior Tax-Exempt Fund currently has authorized capital of 14 billion shares of Common Stock, 13 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 500 million shares each of Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund and California Tax-Exempt Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

                                Short-Term Tax-Exempt Securities Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/99                   03/31/99
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................   1,007,505  $  7,170,579    3,516,897  $ 25,176,264
Issued as reinvestment of
 dividends...............       7,473        53,194       15,451       110,353
Redeemed.................  (1,747,158)  (12,445,012)  (3,193,723)  (22,815,063)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)..    (732,180) $ (5,221,239)     338,625  $  2,471,554
                           ==========  ============  ===========  ============

                                  Intermediate-Term Tax-Exempt Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/99                   03/31/99
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................   4,409,306  $ 41,008,098   11,346,154  $108,730,236
Issued as reinvestment of
 dividends...............      28,981       268,969       86,884       830,904
Redeemed.................  (4,308,846)  (39,975,842)  (5,884,893)  (56,151,012)
                           ----------  ------------  -----------  ------------
Net Increase.............     129,441  $  1,301,225    5,548,145  $ 53,410,128
                           ==========  ============  ===========  ============

                              New York Intermediate-Term Tax-Exempt Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/99                   03/31/99
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................   4,753,804  $ 41,402,170    7,193,182  $ 63,714,519
Issued as reinvestment of
 dividends...............      39,382       339,460      117,100     1,040,023
Redeemed.................  (5,288,937)  (45,385,607)  (4,652,797)  (41,277,629)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)..    (495,751) $ (3,643,977)   2,657,485  $ 23,476,913
                           ==========  ============  ===========  ============

                                      Long-Term Tax-Exempt Fund
                           ---------------------------------------------------
                              Six Months Ended              Year Ended
                                  09/30/99                   03/31/99
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold.....................   2,605,594  $ 24,910,177    7,696,897  $ 77,522,869
Issued as reinvestment of
 dividends...............      77,351       741,657      225,193     2,263,258
Redeemed.................  (3,676,865)  (34,970,071)  (4,338,267)  (43,564,950)
                           ----------  ------------  -----------  ------------
Net Increase (Decrease)..    (993,920) $ (9,318,237)   3,583,823  $ 36,221,177
                           ==========  ============  ===========  ============


                                  California Tax-Exempt Income Fund
                           --------------------------------------------------
                              Six Months Ended             Year Ended
                                  09/30/99                  03/31/99
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold......................  1,863,952  $ 13,386,108   6,869,035  $ 49,621,017
Issued as reinvestment of
 dividends................      1,282         9,150       2,297        16,621
Redeemed.................. (1,880,371)  (13,493,144) (2,457,295)  (17,769,420)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)...    (15,137) $    (97,886)  4,414,037  $ 31,868,218
                           ==========  ============  ==========  ============

5. Organization Costs:

  Excelsior Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1999, the Portfolios had no borrowings under the agreement.

7. Year 2000 Risk:

  The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The investment adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.